Segment Information	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 21: SEGMENT INFORMATION
Current accounting guidance establishes standards for reporting information about operating segments in annual financial statements and requires reporting of selected information about operating segments in interim financial reports issued to shareholders. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision makers in deciding how to allocate resources and assess performance. Chief operating decision makers use net income attributable to common stockholders to evaluate operating performance of each segment. The statement also establishes standards for related disclosures about a company's products and services, geographical areas and major customers. The Company has determined that its reportable segments are those that are based on the Company's method of internal reporting. Navios Logistics has three reportable segments: Port Terminal Business, Barge Business and Cabotage Business. The Port Terminal Business includes the dry port terminal operations and the liquid port terminal operations. A general description of each segment follows:
The Port Terminal Business segment
This segment includes the operating results of Navios Logistics' dry port terminal and liquid port terminal operations.
(i) Dry port terminal operations
Navios Logistics owns and operates the largest independent bulk transfer and storage port terminal in Uruguay based on throughputs. Its dry port terminal is located in an international tax-free trade zone in the port of Nueva Palmira, Uruguay, at the convergence of the Parana and Uruguay rivers.
(ii) Liquid port terminal operations
Navios Logistics owns and operates an up-river port terminal with tank storage for refined petroleum products, oil and gas in San Antonio, Paraguay, approximately 17 miles by river from the capital of Asuncion. Its port terminal is one of the largest independent storage facilities for crude and petroleum products in Paraguay based on storage capacity.
The Barge Business segment
Navios Logistics services the Argentine, Bolivian, Brazilian, Paraguayan and Uruguayan river transportation markets through its fleet. Navios Logistics operates different types of pushboats and wet and dry barges for delivering a wide range of dry and liquid products between ports in the Parana, Paraguay and Uruguay River systems in South America (the Hidrovia or the “waterway”). Navios Logistics contracts its vessels either on a time charter basis or on a Contract of Affreightment (“CoA”) basis.
The Cabotage Business segment
Navios Logistics owns and operates ocean-going vessels to support the transportation needs of its customers in the South American coastal trade business. Its fleet consists of six ocean-going product tanker vessels, two self-propelled barges and a bunker vessel. Navios Logistics contracts its vessels either on a time charter basis or on a CoA basis.
Unallocated interest
This reconciling item represents the interest expense resulting from the 2022 Senior Notes which has not yet been fully allocated to the segments due to the fact that the amount received has been maintained at the corporate level and not utilized by an operating segment as of December 31, 2014.
Inter-segment transactions, if any, are accounted for at current market prices.
The following table describes the results of operations of the three segments, the Port Terminal Business segment, the Barge Business segment and the Cabotage Business segment for the years ended December 31, 2014, 2013 and 2012:

	Port Terminal	Cabotage	Barge
	Business Segment	Business Segment	Business Segment
	for the Year Ended	for the Year Ended	for the Year Ended	Unallocated
	December 31, 2014	December 31, 2014	December 31, 2014	interest	Total
Time charter, voyage and port terminal revenues	$39,687	$59,720	$109,100	$—	$208,507
Sales of products	60,267	—	—	—	60,267
Time charter, voyage and port terminal expenses	(11,158)	(1,938)	(34,557)	—	(47,653)
Direct vessel expenses	—	(32,672)	(39,515	—	(72,187)
Cost of products sold	(58,011)	—	—	—	(58,011)
Depreciation of vessels, port terminals and other fixed assets, net	(3,385)	(2,606)	(15,273)	—	(21,264)
Amortization of intangible assets	(987)	—	(2,835)	—	(3,822)
Amortization of deferred drydock and special survey costs	—	(3,000)	(2,838)	—	(5,838)
General and administrative expenses	(2,459)	(858)	(11,447)	—	(14,764)
Provision for losses on accounts receivable	—	(158)	(390)	—	(548)
Taxes other than income taxes	—	(6,090)	(3,185)	—	(9,275)
Loss on bond extinguishment	—	(5,000)	(22,281)	—	(27,281)
Interest expense and finance cost, net	(1,329)	(5,537)	(18,038)	(2,933)	(27,837)
Interest income	48	—	243	—	291
Foreign exchange differences, net	(120)	802	812	—	1,494
Other income, net	456	—	485	—	941
Income/(loss) before income taxes	23,009	2,663	(39,719)	(2,933)	(16,980)
Income tax benefit/(expense)	168	(2,025)	2,133	—	276
Net income/(loss) attributable to Navios Logistics' stockholders	$23,177	$638	$(37,586)	$(2,933)	$(16,704)

	Port Terminal	Cabotage	Barge
	Business Segment	Business Segment	Business Segment
	for the Year Ended	for the Year Ended	for the Year Ended	Unallocated
	December 31, 2013	December 31, 2013	December 31, 2013	interest	Total

Time charter, voyage and port terminal revenues	$39,189	$54,337	$97,208	$—	$190,734
Sales of products	46,350	—	—	—	46,350
Time charter, voyage and port terminal expenses	(10,654)	(1,871)	(29,903)	—	(42,428)
Direct vessel expenses	—	(34,499)	(38,214)	—	(72,713)
Cost of products sold	(42,760)	—	—	—	(42,760)
Depreciation of vessels, port terminals and other fixed assets, net	(2,853)	(2,655)	(14,047)	—	(19,555)
Amortization of intangible assets	(983)	—	(2,816)	—	(3,799)
Amortization of deferred drydock and special survey costs	—	(2,188)	(1,204)	—	(3,392)
General and administrative expenses	(2,097)	(898)	(11,622)	—	(14,617)
Provision for losses on accounts receivable	—	(123)	(444)	—	(567)
Taxes other than income taxes	(234)	(4,847)	(2,831)	—	(7,912)
Gain on sale of assets	18	—	—	—	18
Interest expense and finance cost, net	—	(6,504)	(16,375)	(2,269)	(25,148)
Interest income	75	—	144	—	219
Foreign exchange differences, net	(339)	692	61	—	414
Other income, net	8	—	422	—	430
Income/(loss) before income taxes and noncontrolling interest	25,720	1,444	(19,621)	(2,269)	5,274
Income tax benefit/(expense)	1,587	(1,218)	4,185	—	4,554
Net income/(loss)	27,307	226	(15,436)	(2,269)	9,828
Less: Net income attributable to the noncontrolling interest	—	—	(112)	—	(112)
Net income/(loss) attributable to Navios Logistics' stockholders	$27,307	$226	$(15,548)	$(2,269)	$9,716

	Port Terminal	Cabotage	Barge
	Business Segment	Business Segment	Business Segment
	for the Year Ended	for the Year Ended	for the Year Ended
	December 31, 2012	December 31, 2012	December 31, 2012	Total
Time charter, voyage and port terminal revenues	$32,209	$52,557	$93,853	$178,619
Sales of products	68,414	—	—	68,414
Time charter, voyage and port terminal expenses	(9,384)	(1,741)	(30,651)	(41,776)
Direct vessel expenses	—	(34,565)	(34,911)	(69,476)
Cost of products sold	(65,039)	—	—	(65,039)
Depreciation of vessels, port terminals and other fixed assets, net	(2,785)	(4,152)	(15,565)	(22,502)
Amortization of intangible assets	(930)	—	(3,508)	(4,438)
Amortization of deferred drydock and special survey costs	—	(463)	(869)	(1,332)
General and administrative expenses	(2,292)	(660)	(11,892)	(14,844)
Provision for losses on accounts receivable	—	—	(747)	(747)
Taxes other than income taxes	(113)	(4,331)	(3,768)	(8,212)
Interest expense and finance cost, net	(1)	(6,635)	(13,421)	(20,057)
Interest income	266	1	121	388
Foreign exchange differences, net	(294)	—	15	(279)
Other income, net	98	372	1,022	1,492
Income/(loss) before income taxes and noncontrolling interest	20,149	383	(20,321)	211
Income tax (expense)/benefit	(889)	(99)	953	(35)
Net income/(loss)	19,260	284	(19,368)	176
Less: Net income attributable to the noncontrolling interest	—	—	(20)	(20)
Net income/(loss) attributable to Navios Logistics' stockholders	$19,260	$284	$(19,388)	$156

For the Barge Business segment and for the Cabotage Business segment, the Company's vessels operate on a regional basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific locations. The total net book value of long-lived assets for vessels amounted to $360,750 and $306,242 at December 31, 2014 and 2013, respectively.
All of the assets related to the Port Terminal Business segment are located in Uruguay and in Paraguay. The total net book value of long-lived assets for the Port Terminal Business segment, including constructions in progress, amounted to $102,236 and $85,948 as of December 31, 2014 and 2013, respectively.
In addition, the net book value of intangible assets other than goodwill allocated to the Barge Business segment and to the Cabotage Business segment, collectively, amounted to $26,195 and $29,011 as of December 31, 2014 and 2013, respectively, while the net book value of intangible assets allocated to the Port Terminal segment amounted to $44,702 and $28,708 as of December 31, 2014 and 2013, respectively.
As of December 31, 2014, and 2013, goodwill totaling to $22,142, $40,868 and $41,086 has been allocated to the three segments, the Port Terminal Business, the Barge Business and the Cabotage Business, respectively.